Nature of Operations and Basis of Presentation - Additional information (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended		12 Months Ended
	Aug. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Shares Authorized		245,000,000		24,500,000
Common Stock, Shares Authorized	200,000,000	200,000,000		160,000,000	160,000,000
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001		$ 0.00001
Preferred Stock, Shares Authorized	45,000,000	45,000,000		40,000,000	0
Preferred Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001		$ 0.00001
Stockholders' Equity Note, Stock Split	effect a 160,000-for-1 forward stock split of all outstanding shares of the Company’s common stock (the “Forward Split”); and (c) establish the authorization for issuance of shares of preferred stock designation in series. The Forward Stock Split proportionally increased the number of all issued and outstanding shares of the Company’s common stock from 1,000 to 160,000,000 and did not change the par value per share.
Repayments of Related Party Debt		$ 2.5	$ 3.1	$ 10.9	$ 1.7
Share-Based Payment Arrangement, Noncash Expense		$ 0.2	$ 0.4	$ 0.7	$ 0.9